Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting
Segment Reporting

28      Segment Reporting

Information reported to the Chief Operating Decision Maker (CODM) for the purposes of resource allocation and assessment of segment performance is focused on revenue, “profit (loss) before finance result and tax”, assets and liabilities segregated by the nature of the services provided to the Company’s customers. Thus, the reportable segments are: (i) Content & EdTech Platform; and (ii) Digital Services.

The Content & EdTech platform derives its results from core and complementary educational content solutions through digital and printed content, including textbooks, learning systems and other complementary educational services.

The Digital Services aims to unify the entire school administrative ecosystem, allowing private schools to add multiple learning strategies and help them to focus on education, through the physical and digital e-commerce platform (Livro Fácil) and other digital services of the Company. Operations related to this segment began with the acquisition of Livro Fácil. In August 2021, the Company acquired EMME, which has its digital platform aimed at the production of educational marketing material for the Company's partner schools. Additionally, in January 2022, the Company acquired MVP and Phidelis, see note 5.

Due to the nature of the Company’s e-commerce platform, the Content & EdTech Platform segment sells its printed and digital content to the Digital Services segment. These transactions are priced on an arm’s length basis and are to be settled in cash.  However, the eliminations made in preparing the consolidated financial statements are included in the measure of the segment’s profit or loss that is used by the CODM, and therefore the amounts presented herein are net of such intersegment transactions.

The following table presents the Company’s revenue, its reconciliation to “profit (loss) before finance result and tax”, assets and liabilities by reportable segment. No other information is used by the CODM when assessing segment performance:

	December 31, 2022
	Content & EdTech Platform	Digital Services Platform	Total
Net revenue from sales and services	1,155,345	108,935	1,264,280
Cost of goods sold and services	(375,167)	(97,968)	(473,135)
Operating income (expenses)
General and administrative expenses	(445,330)	(26,295)	(471,626)
Commercial expenses	(183,118)	(10,926)	(194,043)
Other operating income, net	2,260	(1,240)	1,020
Impairment losses on trade receivables	(45,769)	(135)	(45,904)
Share of loss equity-accounted investees	(4,512)	-	(4,512)
Profit (loss) before finance result and taxes	103,709	(27,629)	76,080
Assets	7,438,094	82,497	7,520,591
Current and non-current liabilities	2,852,390	38,521	2,890,911

	December 31, 2021
	Content & EdTech Platform	Digital Services	Total
Net revenue from sales and services	850,713	96,706	947,419
Cost of goods sold and services	(327,651)	(69,178)	(396,829)
Operating income (expenses)
General and administrative expenses	(413,746)	(16,533)	(430,279)
Commercial expenses	(147,664)	(16,775)	(164,439)
Other operating income	5,469	85	5,554
Impairment losses on trade receivables	(32,344)	(382)	(32,726)
Loss before finance result and taxes	(65,223)	(6,077)	(71,300)
Assets	7,207,084	126,323	7,333,407
Current and non-current liabilities	2,605,351	62,847	2,668,198

	December 31, 2020
	Content & EdTech Platform	Digital Services	Total
Net revenue from sales and services	908,406	89,222	997,628
Cost of goods sold and services	(301,882)	(76,121)	(378,003)
Operating income (expenses)
General and administrative expenses	(387,023)	(19,329)	(406,352)
Commercial expenses	(152,659)	(12,510)	(165,169)
Other operating income	4,283	-	4,283
Impairment losses on trade receivables	(25,015)	-	(25,015)
Profit (Loss) before finance result and taxes	46,110	(18,738)	27,372
Assets	6,848,198	130,072	6,978,270
Current and non-current liabilities	2,141,107	51,847	2,192,953

The Segments’ profit represents the profit earned by each segment without finance results and income tax expense. This is the measure reported to the CODM for the purpose of resource allocation and assessment of segment performance.

The Company operates in Brazil, with no revenue from foreign customers, Additionally, no single customer contributed 10% or more to the Company’s segments revenue for the years ended December 31, 2022, 2021 and 2020.